Acquisition - Narrative (Details) $ / shares in Units, $ in Thousands			3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Jul. 15, 2021 USD ($) item $ / shares	Jun. 15, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) item	Dec. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 16, 2022 USD ($) $ / shares	Jun. 15, 2022 $ / shares	Apr. 15, 2020 $ / shares
Acquisition
Warrant liability	$ 1,300	$ 2,000
Decrease in warrant liability	$ 700					$ (297)	$ (347)	$ (703)	$ 61
Number of holders exercised fundamental transaction option | item	1
Warrant exercise price (in dollars per share) | $ / shares										$ 33.33	$ 300.00	$ 0.12
Fair value portion of warrants	$ 900									$ 1,700
Reclassification of warrants	$ 500
Revenue			$ 2,798	$ 3,708		8,130	10,458	13,600	11,299
Net loss			$ 11,811	17,699		29,602	$ 26,475	61,933	$ 21,630
Goodwill impairment								$ 21,566
Minimum
Acquisition
Warrant exercise price (in dollars per share) | $ / shares	$ 13.20
Maximum
Acquisition
Warrant exercise price (in dollars per share) | $ / shares	$ 15.00
Discount rate | Income approach
Acquisition
Discount rate					0.220			0.220
Risk Free Rate
Acquisition
Warrant fair value measurement inputs	0.0044									3.32
Volatility
Acquisition
Warrant fair value measurement inputs	1.221									64.8
Expected dividends
Acquisition
Warrant fair value measurement inputs	0									0
Obalon Therapeutics Inc.
Acquisition
Warrant liability		$ 2,000		1,300
Decrease in warrant liability				$ 700
Number of holders exercised fundamental transaction option | item				1			1
Fair value portion of warrants	$ 900
Reclassification of warrants	$ 500
Revenue					$ 0	$ 0
Net loss					2,000
Goodwill impairment					$ 21,600
Obalon Therapeutics Inc. | Minimum
Acquisition
Warrant exercise price (in dollars per share) | $ / shares	$ 660.00
Obalon Therapeutics Inc. | Maximum
Acquisition
Warrant exercise price (in dollars per share) | $ / shares	$ 750.00
Obalon Therapeutics Inc. | Developed technology
Acquisition
Useful life						15 years		15 years
Obalon Therapeutics Inc. | Discount rate | Developed technology
Acquisition
Discount rate			22.0			22.0
Obalon Therapeutics Inc. | Risk Free Rate
Acquisition
Warrant fair value measurement inputs	0.44
Obalon Therapeutics Inc. | Volatility
Acquisition
Warrant fair value measurement inputs	122.1
Obalon Therapeutics Inc. | Expected dividends
Acquisition
Warrant fair value measurement inputs	0